RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
Schedule of Related Party Agreements and Transactions
The following table reflects the related party agreements and transactions for the six months ended June 30 in the statements of operations:

	Three Months Ended		Six Months Ended
FOR THE PERIODS ENDED JUN. 30 US$ MILLIONS	2023	2022	2023	2022
Credit agreement fees with Brookfield	$—	$—	$—	$—
Support agreement fees with Brookfield	—	—	—	—
Rights agreement fees to Brookfield	—	—	—	—
Administration fees with Brookfield	1.7	0.3	3.4	0.5
Investment management fees to Brookfield Asset Management	15.0	7.0	30.0	11.0
Brookfield licensing agreement fees	—	—	—	—
Outsourcing fees paid to Brookfield	0.2	0.2	0.9	0.5
Outsourcing arrangements payable	—	0.1	0.3	0.2